UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wintrust Capital Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
Shares		Value
	COMMON STOCK - 98.9%
	APPAREL - 2.1%
23,375	Gildan Activewear, Inc. - Cl. A	$ 439,216
27,250	Iconix Brand Group, Inc. *	443,903
		883,119
	BANKS - 9.4%
115,053	Banco Latinoamericano de Comercio Exterior SA	1,846,601
64,365	BBCN Bancorp, Inc. *	608,249
13,631	Cass Information Systems, Inc.	496,039
20,740	Home Capital Group, Inc.	1,001,924
		3,952,813
	BUILDING MATERIALS - 1.1%
28,217	Fortune Brands Home & Security, Inc. *	480,536

	CHEMICALS - 2.1%
38,771	Methanex Corp.	884,754

	COMMERCIAL SERVICES - 1.7%
34,687	PAREXEL International Corp. *	719,408

	COMPUTERS - 3.2%
45,690	Diebold, Inc.	1,373,898

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
37,903	Waddell & Reed Financial, Inc.	938,857

	ELECTRICAL COMPONENTS & EQUIPMENT - 9.6%
85,130	Coleman Cable, Inc. *	740,631
116,421	Insteel Industries, Inc.	1,279,467
47,050	Littelfuse, Inc.	2,022,209
		4,042,307
	ELECTRONICS - 13.9%
22,380	Brady Corp.	706,537
86,425	Electro Scientific Industries, Inc.	1,251,434
44,969	Rofin-Sinar Technologies, Inc. *	1,027,542
56,437	Stoneridge, Inc. *	475,764
26,992	Tech Data Corp. *	1,333,675
67,972	Vishay Precision Group, Inc. *	1,086,193
		5,881,145
	ENVIRONMENTAL CONTROL - 1.0%
33,242	Darling International, Inc. *	441,786

	HAND/MACHINE TOOLS - 4.3%
125,807	Hardinge, Inc.	1,012,746
20,807	Lincoln Electric Holdings, Inc.	813,970
		1,826,716
Wintrust Capital Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
Shares		Value
	HEALTHCARE-PRODUCTS - 2.5%
32,940	Arthrocare Corp. *	$ 1,043,539

	HEALTHCARE-SERVICES - 2.9%
61,328	US Physical Therapy, Inc.	1,206,935

	HOUSEHOLD PRODUCTS/WARES - 1.6%
59,661	AT Cross Co. *	672,976

	INSURANCE - 8.3%
54,798	American Safety Insurance Holdings Ltd. *	1,191,857
212,728	Maiden Holdings Ltd.	1,863,497
12,890	StanCorp Financial Group, Inc.	473,708
		3,529,062
	MACHINERY-DIVERSIFIED - 2.7%
27,550	Nordson Corp.	1,134,509

	MISCELLANEOUS MANUFACTURING - 3.3%
66,044	FreightCar America, Inc. *	1,383,622

	OIL & GAS - 1.5%
54,930	Delek US Holdings, Inc.	626,751

	OIL & GAS SERVICES - 2.1%
238,780	Xtreme Coil Drilling Corp. *	880,457

	PACKAGING & CONTAINERS - 2.2%
15,857	Rock-Tenn Co.	914,949

	REAL ESTATE - 1.0%
6,930	Jones Lang LaSalle, Inc.	424,532

	RETAIL - 6.7%
121,162	Collective Brands, Inc. *	1,741,098
52,416	Rush Enterprises, Inc. *	1,096,543
		2,837,641
	SAVINGS & LOANS - 5.7%
83,347	Capitol Federal Financial, Inc.	961,824
78,915	First Niagara Financial Group, Inc.	681,036
59,515	ViewPoint Financial Group	774,290
		2,417,150
	SEMICONDUCTORS - 1.3%
19,453	MKS Instruments, Inc.	541,182

Wintrust Capital Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
Shares		Value
	TRANSPORTATION - 6.5%
102,874	Arkansas Best Corp.	$ 1,982,382
120,595	Rand Logistics, Inc. *	785,073
		2,767,455

	TOTAL COMMON STOCK ( Cost - $42,478,395)	41,806,099

	TOTAL INVESTMENTS - 98.9% ( Cost - $42,478,395)	$ 41,806,099
	OTHER ASSETS LESS LIABILITIES - 1.1%	467,981
	NET ASSETS - 100.0%	$ 42,274,080

* Non-Income Producing Security

At December 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 2,139,678
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(2,811,974)
Net unrealized depreciation:		$ (672,296)

Wintrust Capital Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
Shares		Value
	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 1.6%
13,040	Boeing Co.	$ 956,484

	AGRICULTURE - 1.5%
10,970	Philip Morris International, Inc.	860,926

	APPAREL - 0.7%
3,360	VF Corp.	426,686

	BANKS - 3.1%
55,820	Bank of America Corp.	310,359
3,560	CIT Group, Inc. *	124,137
11,160	Goldman Sachs Group, Inc.	1,009,199
5,140	M&T Bank Corp.	392,388
		1,836,083
	BEVERAGES - 0.3%
2,370	Coca-Cola Co.	165,829

	BIOTECHNOLOGY - 0.5%
6,920	Gilead Sciences, Inc. *	283,236

	CHEMICALS - 2.6%
5,630	Dow Chemical Co.	161,919
32,600	LyondellBasell Industries NV	1,059,174
3,160	Praxair, Inc.	337,804
		1,558,897
	COMMERCIAL SERVICES - 4.6%
32,700	Equifax, Inc.	1,266,798
16,010	Verisk Analytics, Inc. - Cl. A *	642,481
7,710	Visa, Inc. - Cl. A	782,796
		2,692,075
	COMPUTERS - 11.2%
7,410	Apple, Inc. *	3,001,050
2,570	Cognizant Technology Solutions Corp. - Cl. A *	165,277
29,240	Hewlett-Packard Co.	753,222
14,620	International Business Machines Corp.	2,688,326
		6,607,875
	COSMETICS/PERSONAL CARE - 5.2%
11,160	Colgate-Palmolive Co.	1,031,072
30,330	Procter & Gamble Co.	2,023,314
		3,054,386
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
3,660	CME Group, Inc. - Cl. A	891,832

Wintrust Capital Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
Shares		Value
	ELECTRIC - 6.1%
22,820	Consolidated Edison, Inc.	$ 1,415,525
45,740	Northeast Utilities	1,649,842
11,360	SCANA Corp.	511,881
		3,577,248
	FOOD - 2.3%
6,620	Campbell Soup Co.	220,049
10,180	JM Smucker Co.	795,770
6,520	McCormick & Co., Inc.	328,738
		1,344,557
	HEALTHCARE-SERVICES - 0.3%
2,960	UnitedHealth Group, Inc.	150,013

	INSURANCE - 1.6%
14,720	MetLife, Inc.	458,969
11,510	Torchmark Corp.	499,419
		958,388
	INTERNET - 4.3%
8,500	Amazon.com, Inc. *	1,471,350
890	Google, Inc. - Cl. A *	574,851
28,260	Yahoo!, Inc. *	455,834
		2,502,035
	LODGING - 4.5%
17,880	Starwood Hotels & Resorts Worldwide, Inc.	857,704
46,630	Wyndham Worldwide Corp.	1,764,013
		2,621,717
	MACHINERY-CONSTR&MINING - 2.1%
13,930	Caterpillar, Inc.	1,262,058

	MEDIA - 2.2%
12,450	McGraw-Hill Cos, Inc	559,877
18,970	Walt Disney Co.	711,375
		1,271,252
	METAL FABRICATE/HARDWARE - 2.5%
8,890	Precision Castparts Corp.	1,464,983

	MISCELLANEOUS MANUFACTURING - 1.3%
27,470	General Electric Co.	491,988
5,140	Pall Corp.	293,751
		785,739
	OIL & GAS - 4.7%
5,730	Chesapeake Energy Corp.	127,722
3,460	Chevron Corp.	368,144
13,140	ConocoPhillips	957,512
13,040	Exxon Mobil Corp.	1,105,270
3,260	Hess Corp.	185,168
		2,743,816
Wintrust Capital Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
Shares		Value
	OIL & GAS SERVICES - 1.4%
13,140	FMC Technologies, Inc. *	$ 686,302
2,270	National Oilwell Varco, Inc.	154,337
		840,639
	PHARMACEUTICALS - 6.6%
11,660	Eli Lilly & Co.	484,590
29,640	Express Scripts, Inc. *	1,324,612
18,380	McKesson Corp.	1,431,986
2,960	Medco Health Solutions, Inc. *	165,464
4,640	Perrigo Co.	451,472
		3,858,124
	PIPELINES - 1.2%
8,500	ONEOK, Inc.	736,865

	REITS - 4.8%
2,960	Boston Properties, Inc.	294,816
40,800	ProLogis, Inc.	1,166,472
7,900	Simon Property Group, Inc.	1,018,626
4,740	Vornado Realty Trust	364,316
		2,844,230
	RETAIL - 5.0%
590	AutoZone, Inc. *	191,732
11,460	CVS Caremark Corp.	467,339
14,230	Family Dollar Stores, Inc.	820,502
24,110	Home Depot, Inc.	1,013,584
9,080	Ross Stores, Inc.	431,572
		2,924,729
	SEMICONDUCTORS - 5.5%
4,940	Altera Corp.	183,274
87,240	Intel Corp.	2,115,570
31,220	Linear Technology Corp.	937,537
		3,236,381
	SOFTWARE - 1.9%
11,070	Salesforce.com, Inc. *	1,123,162

	TELECOMMUNICATIONS - 4.7%
18,480	American Tower REIT, Inc.	1,108,985
41,400	Verizon Communications, Inc.	1,660,968
		2,769,953
	TRANSPORTATION - 3.1%
24,800	United Parcel Service, Inc. - Cl. B	1,815,112

	TOTAL COMMON STOCK ( Cost - $54,561,925)	58,165,310

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
607,033	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - 0.00%+	607,033
	(Cost - $607,033)

	TOTAL INVESTMENTS - 99.9% ( Cost - $55,168,958)	$ 58,772,343
	OTHER ASSETS LESS LIABILITIES - 0.1%	22,747
	NET ASSETS - 100.0%	$ 58,795,090

* Non-Income Producing Security
+ Money market fund; interest rate reflects seven-day effective yield on December 31 2011.

At December 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 6,228,068
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(2,624,683)
Net unrealized appreciation:		$ 3,603,385

Wintrust Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011  for the Fund’s assets and liabilities measured at fair value:

Wintrust Capital Small Cap Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 41,806,099	-	$ -	$ 41,806,099
Total	$ 41,806,099	$ -	$ -	$ 41,806,099

Wintrust Capital Disciplined Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 58,165,310	-	$ -	$ 58,165,310
Short Term Investments	$ 607,033	-	-	$ 607,033
Total	$ 58,772,343	$ -	$ -	$ 58,772,343

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/28/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/28/12